Cover	Aug. 30, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 30, 2022
Entity File Number	000-56111
Entity Registrant Name	INTERNATIONAL LAND ALLIANCE, INC.
Entity Central Index Key	0001657214
Entity Tax Identification Number	46-3752361
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	th
Entity Address, Address Line Two	Av.
Entity Address, Address Line Three	Suite 1000
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92101
City Area Code	(877)
Local Phone Number	661-4811
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ILAL
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true